Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Consolidated Goodwill in Material Partially Owned Subsidiaries	Consolidated Goodwill in material partially owned subsidiaries:
	December 31,
	2023	2022
Matrix IT and its subsidiaries	$285,596	$288,235
Sapiens and its subsidiaries	401,699	397,613
Magic Software and its subsidiaries	166,065	158,699
Michpal and its subsidiaries	44,108	40,603
ZAP and its subsidiaries	32,186	33,081
Other consolidated subsidiaries	6,927	7,930
	$936,581	$926,161

Schedule of Reporting on Operating Segments
	Matrix IT	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2023:
Revenues from external customers	$1,416,283	$514,584	$531,415	$36,912	$45,286	$156,662	$(80,239)	$2,620,903
Inter-segment revenues	3,579	-	3,637	-	-	525	(7,741)	-
Total revenues	$1,419,862	$514,584	$535,052	$36,912	$45,286	$157,187	$(87,980)	$2,620,903
Depreciation and amortization	$55,230	$30,147	$20,553	$4,801	$8,090	$7,950	(5,582)	121,189
Segment operating income	$106,831	$80,070	$57,108	$6,366	$(3,126)	$9,492	$(6,896)	$249,845
Unallocated corporate expenses								(10,477)
Total operating income								$239,368
Financial expenses, net								(28,334)
Group’s share of profits of companies accounted for at equity, net								773
Taxes on income								(46,075)
Net income								$165,732
	Matrix IT	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2022:
Revenues from external customers	$1,388,508	$474,736	$561,682	$37,714	$49,893	$133,526	$(73,702)	$2,572,357
Inter-segment revenues	4,310	-	5,110	309	-	360	(10,089)	-
Total revenues	$1,392,818	$474,736	$566,792	$38,023	$49,893	$133,886	$(83,791)	$2,572,357
Depreciation and amortization	$48,288	$33,050	$19,804	$4,770	$7,976	$6,214	(4,794)	115,308
Segment operating income	$149,298	$66,164	$61,762	$8,117	$(1,042)	$8,311	$(5,345)	$287,265
Unallocated corporate expenses								(10,625)
Total operating income								$276,640
Financial expenses, net								(19,930)
Group’s share of profits of companies accounted for at equity, net								(1,808)
Taxes on income								(55,235)
Net income								$199,667

	Matrix IT	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2021:
Revenues from external customers	$1,344,088	$461,035	$477,643	$32,087	$51,640	$127,641	$(89,758)	$2,404,376
Inter-segment revenues	6,529	-	2,682	-	-	-	(9,211)	-
Total revenues	$1,350,617	$461,035	$480,325	$32,087	$51,640	$127,641	$(98,969)	$2,404,376
Depreciation and amortization	$45,736	$45,732	$19,837	$4,023	$7,486	$3,776	$(4,406)	$122,184
Segment operating income	$102,054	$44,210	$59,785	$6,838	$5,962	$3,841	$(3,519)	$219,171
Unallocated corporate expenses								(11,155)
Total operating income								$208,016
Financial expenses, net								(24,005)
Group’s share of profits of companies accounted for at equity, net								505
Taxes on income								(42,614)
Net income								$141,902